Property, plant and equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	€ 88,267	[1]	€ 91,006
Additions	10,331		15,598
Property, plant and equipment end of period	84,451		88,267	[1]	€ 91,006
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	165,623		158,031		140,663
Impact of adoption IFRS16					4,984
Additions	10,331		15,598		16,901
Acquired from business combinations			244		3,757
Disposals	(5,652)		(4,648)		(6,881)
Transfers	1,227		50		(504)
Currency Translation	888		(3,652)		363
Other					(1,252)
Property, plant and equipment end of period	172,417		165,623		158,031
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(66,360)		(56,439)		(48,126)
Depreciation charge for the year	(15,574)		(14,932)		(14,419)
Disposals	4,760		4,150		6,099
Transfers	(1,223)		(162)		(13)
Currency Translation	(513)		1,023		(217)
Other					237
Property, plant and equipment end of period	(78,910)		(66,360)		(56,439)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	34,410		36,054		39,706
Property, plant and equipment end of period	37,575		34,410		36,054
Land and buildings | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	42,417		42,893		45,777
Additions	462		256		302
Acquired from business combinations					61
Disposals					(37)
Transfers	4,099		(15)		(3,360)
Currency Translation	183		(717)		150
Property, plant and equipment end of period	47,161		42,417		42,893
Land and buildings | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(8,007)		(6,839)		(6,071)
Depreciation charge for the year	(1,344)		(1,223)		(1,199)
Disposals					36
Transfers	(143)		(11)		200
Currency Translation	(92)		66		(25)
Other					220
Property, plant and equipment end of period	(9,586)		(8,007)		(6,839)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	45,218		50,538		44,250
Property, plant and equipment end of period	45,095		45,218		50,538
Plant and equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	94,420		89,078		77,557
Additions	5,259		2,600		7,363
Acquired from business combinations			220		3,046
Disposals	(3,682)		(2,953)		(6,091)
Transfers	6,673		7,961		7,077
Currency Translation	598		(2,486)		199
Other					(73)
Property, plant and equipment end of period	103,268		94,420		89,078
Plant and equipment | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(49,202)		(38,540)		(33,307)
Depreciation charge for the year	(10,590)		(10,205)		(9,162)
Disposals	3,594		2,632		5,704
Transfers	(1,595)		(3,961)		(1,551)
Currency Translation	(380)		872		(190)
Other					(34)
Property, plant and equipment end of period	(58,173)		(49,202)		(38,540)
Leased assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	10,996		10,586		5,886
Property, plant and equipment end of period	9,056		10,996		10,586
Leased assets | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	20,147		21,646		14,327
Impact of adoption IFRS16					4,984
Additions	2,397		4,567		3,429
Acquired from business combinations			24		633
Disposals	(1,191)		(1,657)		(753)
Transfers	(1,249)		(4,010)		117
Currency Translation	103		(423)		8
Other					(1,099)
Property, plant and equipment end of period	20,207		20,147		21,646
Leased assets | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(9,151)		(11,060)		(8,441)
Depreciation charge for the year	(3,640)		(3,504)		(4,058)
Disposals	1,166		1,518		359
Transfers	515		3,810		1,031
Currency Translation	(41)		85		(2)
Other					51
Property, plant and equipment end of period	(11,151)		(9,151)		(11,060)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	8,639		4,414		2,695
Property, plant and equipment end of period	1,781		8,639		4,414
Construction in progress | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	8,639		4,414		3,002
Additions	2,213		8,175		5,807
Acquired from business combinations					17
Disposals	(779)		(38)
Transfers	(8,296)		(3,886)		(4,338)
Currency Translation	4		(26)		6
Other					(80)
Property, plant and equipment end of period	1,781		8,639		4,414
Construction in progress | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period					(307)
Transfers					307
Total | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	99,263		101,592		92,537
Property, plant and equipment end of period	€ 93,507		€ 99,263		€ 101,592

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.